GCAT 2021-CM1 Trust ABS-15G

Exhibit 99.6

Client Name:	Angelo Gordon
Client Project Name:	GCAT 2021-CM1
Start - End Dates:	4/2019 - 3/2020
Deal Loan Count:	157

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	2
Credit	Assets	CRDAST2304	Unverified Assets	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	5
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Total				12

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